Earnings per share and shares outstanding (Detail) - CHF (SFr) SFr / shares in Units, SFr in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Basic earnings
Net profit / (loss) attributable to shareholders		SFr 1,284	SFr 1,514	SFr 1,174	SFr 2,798	SFr 2,443
Diluted earnings
Net profit / (loss) attributable to shareholders		1,284	1,514	1,174	2,798	2,443
Less: (profit) / loss on own equity derivative contracts		(1)	(1)	0	(2)	0
Net profit / (loss) attributable to shareholders for diluted EPS		SFr 1,283	SFr 1,513	SFr 1,174	SFr 2,796	SFr 2,443
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	[1]	3,750,246,679	3,728,701,542	3,715,138,875	3,739,474,111	3,714,042,783
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding		99,757,026	128,521,488	110,988,858	114,179,416	117,296,611
Weighted average shares outstanding for diluted EPS		3,850,003,705	3,857,223,030	3,826,127,733	3,853,653,527	3,831,339,394
Earnings per share (CHF)
Basic		SFr 0.34	SFr 0.41	SFr 0.32	SFr 0.75	SFr 0.66
Diluted		SFr 0.33	SFr 0.39	SFr 0.31	SFr 0.73	SFr 0.64
Shares outstanding
Shares issued		3,854,589,552	3,854,297,125	3,851,805,058	3,854,589,552	3,851,805,058
Treasury shares		125,469,362	93,077,090	135,182,950	125,469,362	135,182,950
Shares outstanding		3,729,120,190	3,761,220,035	3,716,622,108	3,729,120,190	3,716,622,108

[1]
The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period.